Annual Total Returns - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - Select Insurance Portfolio - Select Insurance Portfolio	Apr. 29, 2023
Bar Chart Table:
Annual Return 2013	43.80%
Annual Return 2014	9.90%
Annual Return 2015	3.47%
Annual Return 2016	18.17%
Annual Return 2017	15.38%
Annual Return 2018	(11.24%)
Annual Return 2019	30.03%
Annual Return 2020	(0.22%)
Annual Return 2021	29.30%
Annual Return 2022	7.76%